Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events

32. Subsequent events

Acquisition and cancellation of thirteenth series class XIII preferred stock

On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. The details are as follows.

(1) Aggregate number of shares acquired	36,690,000 shares
(2) Acquisition price per share	¥1,008.384
(3) Total amount of acquisition	¥36,997,608,960
(4) Aggregate number of share cancelled	36,690,000 shares
(all of the shares of the thirteenth series class XIII preferred stock acquired, as described in (1) above)
(5) Date of acquisition and cancellation	July 11, 2013